Related Party Disclosures - Additional Information (Detail) - HKD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2019	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
AMTD Group [Member]
Disclosure of transactions between related parties [line items]
Amount receivable from related party set off			$ 570,869	$ 249,968
Amount payable to related party set off			352,595	2,816,925
Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Amount receivable from related party set off			1,647,052	3,452,383
Amount payable to related party set off			1,854,976	385,490
A Fellow Subsidiary [Member] | Disposal Of An Investment [Member]
Disclosure of transactions between related parties [line items]
Disposal of investment	$ 317,102	$ 0	$ 0	$ 317,102